Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 4—Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill, allocated by reportable segments, were as follows (See Note 12):

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Total
Balance at December 31, 2012	$138,121	$187,028	$47,158	$372,307
Foreign currency translation adjustments	—	734	257	991

Balance at June 30, 2013	$138,121	$187,762	$47,415	$373,298

Goodwill is tested for impairment at least annually using the qualitative assessment option or step zero process. Using this process, the Company first assesses whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount.

During 2012, the Company completed the impairment evaluation, as described above, and determined that there are no impairment losses to be recognized during the period. There were no triggering events or changes in circumstances that subsequent to the impairment test would have required an additional impairment evaluation.

The carrying amount of other intangible assets for the six months ended June 30, 2013 and the year ended December 31, 2012 consisted of the following:

		June 30, 2013
(Dollar amounts in thousands)	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$314,093	$(61,975)	$252,118
Trademark	10 - 15	39,950	(9,526)	30,424
Software packages	3 - 5	118,438	(62,779)	55,659
Non-compete agreement	15	56,539	(10,365)	46,174

Other intangible assets, net		$529,020	$(144,645)	$384,375

		December 31, 2012
(Dollar amounts in thousands)	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,726	$(50,769)	$262,957
Trademark	10 - 15	39,950	(7,794)	32,156
Software packages	3 - 5	110,478	(50,479)	59,999
Non-compete agreement	15	56,539	(8,481)	48,058

Other intangible assets, net		$520,693	$(117,523)	$403,170

For the three and six months ended June 30, 2013, the Company recorded amortization expense related to other intangibles of $13.7 million and $27.3 million, respectively, compared to $13.7 million and $27.6 million for the corresponding 2012 periods.

The estimated amortization expense of the balances outstanding at June 30, 2013 for the next five years is as follows:

(Dollar amounts in thousands)
Remaining 2013	$26,531
2014	48,776
2015	44,430
2016	34,685
2017	31,344
2018	29,691